Lease	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
LEASE

15. LEASE

As of December 31, 2021, the Group has three non-short-term operating leases for office, laboratories and clinic with remaining terms expiring from 2022 through 2023 and a weighted average remaining lease term of 1.0 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the year ended December 31, 2021	For the year ended December 31, 2020
Lease cost
Finance lease cost:
Depreciation	$47,819	$47,819
Interest on lease liabilities	4,450	7,290
Operating lease cost	425,280	483,398
Short-term lease cost	86,125	68,472
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$563,674	$606,979

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$450,807	$457,508
Financing cash flows from finance leases	53,846	53,845
Right-of-use assets obtained in exchange for new operating lease liabilities	-	1,107,206
Weighted-average remaining lease term – finance leases	0.9 years	1.9 years
Weighted-average remaining lease term – operating leases	1.0 years	1.5 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

The maturity analysis of operating leases liabilities as of December 31, 2021 is as follows:

December 31, 2021
Remaining periods ending December 31,
2022	$149,539
2023	26,001
Total future undiscounted cash flow	175,540
Less: Discount on operating lease liabilities	(6,296)
Present value of operating lease liabilities	169,244
Less: Current portion of operating lease liabilities	(145,391)
Non-current portion of operating lease liabilities	$23,853

On May 14, 2018, the Group leased a vehicle for its operation with a lease term of 54 months, and the lease was classified as a finance lease. The following lists the components of the net present value of finance leases liabilities:

December 31, 2021
Remaining periods ending December 31,
2022	$49,358
Total future undiscounted cash flow	49,358
Less: Discount on finance lease liabilities	(1,435)
Present value of finance lease liabilities	$47,923